Overview - Schedule Details of Associate (Details) - LPW Electronics Co Ltd [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of associates [line items]
Name of associate	LPW Electronics Co Ltd
Principal place of business of associate	Manufacturing of connectors,assemblies and wire harness
Proportion of ownership interest in associate	49.00%